FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
September 30, 2025
Liabilities
Warrant liability – Public Warrants	$1,725,000	$—	$1,725,000	$—
Warrant liability – Private Placement Warrants	1,072,500	—	—	1,072,500
Total Liabilities	$2,797,500	$—	$1,725,000	$1,072,500

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2024
Liabilities
Warrant liability – Public Warrants	$690,000	$—	$690,000	$—
Warrant liability – Private Placement Warrants	429,000	—	—	429,000
Total Liabilities	$1,119,000	$—	$690,000	$429,000

Cash Held in Trust Account

As of September 30, 2025, assets held in the Trust Account were comprised of approximately $19.8 million in cash held by Trust Account. As of December 31, 2024, assets held in the Trust Account were comprised of approximately $18.9 million in cash held by Trust Account.

Fair Value Measurements

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in November 2021, when the Public Warrants were separately listed and traded, and subsequently transferred to a Level 2 measurement during the quarter ended March 31, 2022 due to low trading volume.

The Company utilized a Monte-Carlo simulation model for the initial valuation of the Public Warrants. Beginning in November 2021, the fair value of Public Warrants has been measured based on the listed market price of such Public Warrants under the ticker “IXAQW”.

On December 10, 2024, the Company received a notice from the Panel acknowledging that the Company had withdrawn its appeal of the October 7, 2024 delist determination issued by the Nasdaq. Accordingly, trading in the Company’s securities was suspended at the open of trading on December 12, 2024.

The Company utilized a probability-adjusted Black-Scholes method to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the consolidated statements of operations. The estimated fair value of the Private Placement Warrant liabilities is determined using Level 3 inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following table provides the significant inputs to the probability-adjusted Black-Scholes method for the fair value of the Private Placement Warrants:

	September 30, 2025	December 31, 2024
Stock price	$12.20	$11.55
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	6.03	5.78
Volatility	2.20%	3.00%
Risk-free rate	3.77%	4.32%
Fair value	$0.15	$0.06
Probability of Business Combination	4.90%	2.3%

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value at December 31, 2024	$429,000
Change in fair value of Private Placement Warrants	(143,000)
Fair value at March 31, 2025	$286,000
Change in fair value of Private Placement Warrants	286,000
Fair value at June 30, 2025	$572,000
Change in fair value of Private Placement Warrants	500,500
Fair value at September 30, 2025	$1,072,500

Fair value at December 31, 2023	$143,000
Change in fair value of Private Placement Warrants	71,500
Fair value at March 31, 2024	$214,500
Change in fair value of Private Placement Warrants	357,500
Fair value at June 30, 2024	$572,000
Change in fair value of Private Placement Warrants	—
Fair value at September 30, 2024	$572,000

The Company recognized $1,305,500 loss and $0 loss on change in the fair value of the Public Warrants and Private Placement Warrants in the accompanying statements of operations for the three months period ended September 30, 2025 and 2024, respectively. The Company recognized $1,678,500 loss and $1,119,000 loss on change in the fair value of the Public Warrants and Private Placement Warrants in the accompanying statements of operations for the nine months period ended September 30, 2025 and 2024, respectively.

Derivative Liability-Conversion Feature

The Company utilizes a Monte Carlo model to estimate the fair value of the conversion feature within the Extension Promissory Note, which is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the conversion feature are recognized as non-cash gains or losses in the accompanying consolidated statements of operations.

The key assumptions in the model relate to expected share-price volatility, risk-free interest rate, exercise price, expected term and the probability of occurrence of the transaction. The expected volatility was based on the average volatility of special purpose acquisition companies that are searching for an acquisition target. The risk-free interest rate is based on interpolation of Treasury yields with a term commensurate with the term of the warrants. The Company anticipates the dividend yield to be zero. The expected term of the warrants is assumed to be the estimated date of a Business Combination.

The estimated fair value of the conversion feature related to the Extension Promissory Note as of issuance and for the period ended September 30, 2025 is zero.

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2024
Liabilities
Warrant liability – Public Warrants	$690,000	$—	$690,000	$—
Warrant liability – Private Placement Warrants	429,000	—	—	429,000
Total Liabilities	$1,119,000	$—	$690,000	$429,000

	Amount at Fair
Description	Value	Level 1	Level 2	Level 3
December 31, 2023
Liabilities
Warrant liability – Public Warrants	$230,000	$—	$230,000	$—
Warrant liability – Private Placement Warrants	143,000	—	—	143,000
Total Liabilities	$373,000	$—	$230,000	$143,000

Cash and Investments Held in Trust Account

As of December 31, 2024, assets held in the Trust Account were comprised of approximately $18.9 million in cash held by Trust Account. As of December 31, 2023, the investments in the Trust Account consisted of approximately $31.4 million in U.S. Treasury securities.

Fair Value Measurements

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in November 2021, when the Public Warrants were separately listed and traded, and subsequently transferred to a Level 2 measurement during the quarter ended March 31, 2022 due to low trading volume.

The Company utilized a Monte-Carlo simulation model for the initial valuation of the Public Warrants. Beginning in November 2021, the fair value of Public Warrants has been measured based on the listed market price of such Public Warrants under the ticker “IXAQW”.

On December 10, 2024, the Company received a notice from the Panel acknowledging that the Company had withdrawn its appeal of the October 7, 2024 delist determination issued by the Nasdaq. Accordingly, trading in the Company’s securities was suspended at the open of trading on December 12, 2024.

The Company utilized a probability-adjusted Black-Scholes method to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the consolidated statements of operations. The estimated fair value of the Private Placement Warrant liabilities is determined using Level 3 inputs. Inherent in pricing models are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following table provides the significant inputs to the probability-adjusted Black-Scholes method for the fair value of the Private Placement Warrants:

	December 31, 2024	December 31, 2023
Stock price	$11.55	$11.05
Exercise price	$11.50	$11.50
Dividend yield	—%	—%
Expected term (in years)	5.78	5.28
Volatility	3.00%	2.80%
Risk-free rate	4.32%	3.77%
Fair value	$0.06	$0.02
Probability of Business Combination	2.3%	1.2%

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

Fair value at December 31, 2023	$143,000
Change in fair value of Private Placement Warrants	286,000
Fair value at December 31, 2024	$429,000

Fair value at December 31, 2022	$143,000
Change in fair value of Private Placement Warrants	—
Fair value at December 31, 2023	$143,000

The Company recognized $746,000 loss and $0 on change in the fair value of the Public Warrants and Private Placement Warrants in the accompanying consolidated statements of operations for the year ended December 31, 2024 and 2023, respectively.

Derivative Liability-Conversion Feature

The Company utilizes a Monte Carlo model to estimate the fair value of the conversion feature within the Extension Promissory Note, which is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the conversion feature are recognized as non-cash gains or losses in the accompanying consolidated statements of operations.

The key assumptions in the model relate to expected share-price volatility, risk-free interest rate, exercise price, expected term and the probability of occurrence of the transaction. The expected volatility was based on the average volatility of special purpose acquisition companies that are searching for an acquisition target. The risk-free interest rate is based on interpolation of Treasury yields with a term commensurate with the term of the warrants. The Company anticipates the dividend yield to be zero. The expected term of the warrants is assumed to be the estimated date of a Business Combination.

The estimated fair value of the conversion feature related to the Extension Promissory Note as of issuance and for the period ended December 31, 2024 is zero.